Segment Information - Sales Revenue by Product or Service Groups (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of products and services [line items]
Sales revenue	¥ 15,888,617	¥ 15,361,146	¥ 13,999,200
Motorcycles and relevant parts [member]
Disclosure of products and services [line items]
Sales revenue	1,986,968	1,919,232	1,598,935
All-terrain vehicles (ATVs), side-by-sides (SxS) and relevant parts [member]
Disclosure of products and services [line items]
Sales revenue	113,187	119,480	117,230
Automobiles and relevant parts [member]
Disclosure of products and services [line items]
Sales revenue	12,173,065	11,813,125	10,920,594
Financial services [member]
Disclosure of products and services [line items]
Sales revenue	1,264,407	1,162,240	1,044,316
Power products and relevant parts [member]
Disclosure of products and services [line items]
Sales revenue	266,012	266,233	245,881
Others [member]
Disclosure of products and services [line items]
Sales revenue	¥ 84,978	¥ 80,836	¥ 72,244